Subsequent event (Details Narrative) - $ / shares	May 03, 2024	Dec. 14, 2023
Definitive agreement [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Share purchase warrants price per share		$ 0.47698
Nominal exercise price		$ 0.01
Description of transaction warrants		Following the closing of the Transaction, the former shareholders of Ceapro will own 50% of Aeterna and the pre-transaction securityholders of Aeterna will own the remaining 50%, assuming the exercise of all Transaction Warrants.
Definitive agreement [member] | Ceapro Inc. [member]
IfrsStatementLineItems [Line Items]
Common share exchanged price per share		$ 0.02360
Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Reverse stock split	1-for-4